SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

PFW WATER FUND

Class A and Class C shares

Supplement dated July 8, 2010

to the Prospectus dated June 29, 2009 (the “Prospectus”) and Statement of Additional Information (“SAI”) dated May 21, 2010

Effective July 1, 2010, Ben Murillo, Jr. replaced Neil D. Berlant as portfolio manager of the PFW Water Fund (the “Fund”) and became primarily responsible for the day-to-day management of the Fund.

The following biography of Ben Murillo, Jr. replaces the first paragraph of the section titled “INVESTMENT ADVISORY SERVICES/Portfolio Managers” on page 13 of the Prospectus:

Ben Murillo, Jr. is the portfolio manager of the PFW Water Fund and is responsible for the day- to-day management of the Fund.  Mr. Murillo joined the Fund Manager as the portfolio manager on July 1, 2010.  Mr. Murillo managed Ashland Venture Partners, a venture capital fund, from 2001-2005 and Eagle Point Investments, a hedge fund, from 2004-2006.  Mr. Murillo has been retired since 2007, after having formed and managed various hedge funds and other investment partnerships for over two decades.  Mr. Murillo is also a Partner at MIMC Wealth Management, an investment advisory firm formed in June, 2010.  Mr. Murillo has over 40 years of investment experience in the Equity Markets, Bond market, Venture Capital market, Real Estate market and Mutual Fund Industry.

The second to last sentence of the fourth paragraph of the “Fund Manager/The Advisor Agreements” section on page 17 of the SAI has been replaced with the following information:

Ben Murillo, Jr. is the portfolio manager responsible for the day-to-day management of the PFW Water Fund.

The information regarding Neil D. Berlant in the section titled “PORTFOLIO MANAGERS” on page 29 of the SAI has been replaced with the following information:

Ben Murillo, Jr. is the portfolio manager of the PFW Water Fund and has been responsible for the day-to-day management of the Fund since July 1, 2010.  As of July 1, 2010, Mr. Murillo was responsible for the management of the following types of accounts in addition to the PFW Water Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Ben Murillo, Jr.
Registered Investment Companies	None	N/A	N/A	N/A
Other Pooled Investment Vehicles	None	N/A	N/A	N/A
Other Accounts	None	N/A	N/A	N/A

The information in the section titled “Compensation” on page 31 of the SAI has been replaced with the following information:

As of July 1, 2010, Mr. Murillo’s and Mr. Todd’s compensation is based on a percentage of the applicable Fund’s assets over $10 million.  The following table shows the dollar range of equity securities beneficially owned by the portfolio manager of the PFW Water Fund as of July 1, 2010:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Ben Murillo, Jr.	$0

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager of the Montecito Fund as of March 31, 2010:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Blake T. Todd	Over $100,000

This Supplement, and the Prospectus dated June 29, 2009 and the Statement of Additional Information dated May 21, 2010, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus, as supplemented, and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-723-8637.

Supplement dated July 8, 2010

SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

PFW WATER FUND

Class I shares

Supplement dated July 8, 2010

to the Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated May 21, 2010

Effective July 1, 2010, Ben Murillo, Jr. replaced Neil D. Berlant as portfolio manager of the PFW Water Fund (the “Fund”) and became primarily responsible for the day-to-day management of the Fund.

The following replaces the information in the section titled “Portfolio Manager” on page 5 of the Prospectus:

Ben Murillo, Jr., portfolio manager of the PFW Water Fund, is responsible for the day-to-day management of the Fund. Mr. Murillo became the Fund's portfolio manager on July 1, 2010.

The following biography of Ben Murillo, Jr. replaces the first paragraph of the section titled “INVESTMENT ADVISORY SERVICES/Portfolio Managers” on page 8 of the Prospectus:

Ben Murillo, Jr. is the portfolio manager of the PFW Water Fund and is responsible for the day- to-day management of the Fund.  Mr. Murillo joined the Fund Manager as the portfolio manager on July 1, 2010.  Mr. Murillo managed Ashland Venture Partners, a venture capital fund, from 2001-2005 and Eagle Point Investments, a hedge fund, from 2004-2006.  Mr. Murillo has been retired since 2007, after having formed and managed various hedge funds and other investment partnerships for over two decades.  Mr. Murillo is also a Partner at MIMC Wealth Management, an investment advisory firm formed in June, 2010.  Mr. Murillo has over 40 years of investment experience in the Equity Markets, Bond market, Venture Capital market, Real Estate market and Mutual Fund Industry.

The second to last sentence of the fourth paragraph of the “Fund Manager/The Advisor Agreements” section on page 17 of the SAI has been replaced with the following information:

Ben Murillo, Jr. is the portfolio manager responsible for the day-to-day management of the PFW Water Fund.

The information regarding Neil D. Berlant in the section titled “PORTFOLIO MANAGERS” on page 29 of the SAI has been replaced with the following information:

Ben Murillo, Jr. is the portfolio manager of the PFW Water Fund and has been responsible for the day-to-day management of the Fund since July 1, 2010.  As of July 1, 2010, Mr. Murillo was responsible for the management of the following types of accounts in addition to the PFW Water Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Ben Murillo, Jr.
Registered Investment Companies	None	N/A	N/A	N/A
Other Pooled Investment Vehicles	None	N/A	N/A	N/A
Other Accounts	None	N/A	N/A	N/A

The information in the section titled “Compensation” on page 31 of the SAI has been replaced with the following information:

As of July 1, 2010, Mr. Murillo’s and Mr. Todd’s compensation is based on a percentage of the applicable Fund’s assets over $10 million.  The following table shows the dollar range of equity securities beneficially owned by the portfolio manager of the PFW Water Fund as of July 1, 2010:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Ben Murillo, Jr.	$0

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager of the Montecito Fund as of March 31, 2010:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Blake T. Todd	Over $100,000

This Supplement, and the existing Prospectus and Statement of Additional Information dated May 21, 2010, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus, as supplemented, and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-723-8637.

Supplement dated July 8, 2010